Financial risk management - Disclosure of internal credit exposures explanatory (Detail)	Dec. 31, 2022	Dec. 31, 2021
Sub-standard grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	24.60%	39.95%
Standard grade [member] | Small Business Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	15.06%	20.61%
Standard grade [member] | Small Business Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	24.59%	39.94%
High grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	15.05%	20.60%
Credit card | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	17.53%	19.31%
Credit card | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.37%	7.36%
Credit card | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	17.52%	19.30%
Credit card | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.36%	7.35%
Mortgage loans [member] | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.77%	7.45%
Mortgage loans [member] | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.16%	2.58%
Mortgage loans [member] | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.76%	7.44%
Mortgage loans [member] | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.15%	2.57%
Payroll Loans | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	16.90%	5.49%
Payroll Loans | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.95%	2.35%
Payroll Loans | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	16.89%	5.48%
Payroll Loans | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.94%	2.34%
Consumer | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	18.16%	24.40%
Consumer | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.95%	10.36%
Consumer | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	18.15%	24.39%
Consumer | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.94%	10.35%
Vehicular | Sub-standard grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	9.10%	17.85%
Vehicular | Standard grade [member] | Personal Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.25%	7.52%
Vehicular | Standard grade [member] | Personal Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	9.09%	17.84%
Vehicular | High grade [member] | Personal Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.24%	7.51%
Corporate | Sub-standard grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.28%	0.29%
Corporate | Standard grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.28%	0.29%
Corporate | High grade [member] | Small Business Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.28%	0.29%
Institutional | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.28%	0.29%
Institutional | Standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.28%	0.29%
Institutional | High grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.28%	0.29%
Companies | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	6.85%	3.49%
Companies | Standard grade [member] | Commercial Banking | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.73%	1.29%
Companies | Standard grade [member] | Commercial Banking | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	6.84%	3.48%
Companies | High grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.72%	1.28%
Real Estate | Sub-standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.66%	3.53%
Real Estate | Standard grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.66%	3.53%
Real Estate | High grade [member] | Commercial Banking
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.66%	3.53%